Other income (expenses), net	12 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
Other income (expenses), net

17.	Other income (expenses), net

Other income (expenses) consisted of the following:

	For the years ended March 31,
	2025	2024	2023
Cancellation of bonus liability	$—	$725,970	$—
Government grant	661	1,395	272
Other income (expenses), net	(3,736)	(3,455)	(2,310)
Total Other income (expenses) – Continuing operations	$(3,075)	$723,910	$(2,038)

Total Other income (expenses) – Discontinued operations	(20)	15,366	148,138